Average Annual Total Returns - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 28, 2023
Fidelity Advisor Equity Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(9.67%)
Past 5 years	6.08%
Past 10 years	9.88%
Fidelity Advisor Equity Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.15%)
Past 5 years	5.07%
Past 10 years	9.20%
Fidelity Advisor Equity Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.61%)
Past 5 years	4.54%
Past 10 years	7.99%
Fidelity Advisor Equity Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(5.83%)
Past 5 years	6.50%
Past 10 years	9.85%
Fidelity Advisor Equity Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(7.75%)
Past 5 years	6.30%
Past 10 years	9.85%
Fidelity Advisor Equity Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(3.96%)
Past 5 years	7.63%
Past 10 years	10.85%
Fidelity Advisor Equity Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(3.78%)
Past 5 years	7.78%
Since Inception	8.56%	[1]
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%

[1]	A From February 1, 2017